Real Estate And Loans Receivable (Summary Of Amortization Expense From Lease Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Real Estate And Loans Receivable [Abstract]
2011	$ 2,957
2012	2,592
2013	2,559
2014	2,494
2015	$ 2,305